STOCK-BASED COMPENSATION - Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Balance at beginning (in shares)	165	198
Options exercised (in shares)	(6)	(33)
Balance at ending (in shares)	159	165
Weighted Average Fair Value
Balance at beginning (in dollars per share)	$ 17.93	$ 17.93
Options exercised (in dollars per share)	17.93	17.93
Balance at ending (in dollars per share)	$ 20.30	$ 17.93